Details of Significant Accounts - Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Details of Significant Accounts
Prepaid expenses	$ 4,264	$ 4,617
Others	391	88
Total	$ 4,655	$ 4,705